Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Infrastructure costs
Property and equipment	£ 923	£ 857
Depreciation and amortisation	885	843
Impairment of property, equipment and intangible assets	8	4
Total infrastructure costs	1,816	1,704
Administration and general expenses
Consultancy, legal and professional fees	371	388
Marketing and advertising	287	308
Other administration and general expenses	679	633
Total administration and general expenses	1,337	1,329
Total infrastructure, administration and general expenses	£ 3,153	£ 3,033